CONCENTRATION OF RISK (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Concentration Risk [Line Items]
Cash	$ 409,175	$ 70,402	$ 50,449
One Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	17.15%	18.60%	14.60%
One Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	36.20%	13.70%	12.90%
Two Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.14%	16.80%	10.90%
Two Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	26.90%	11.70%	12.40%
Three Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		16.20%
Three Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	19.00%	11.40%	10.90%
Four Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.90%
Four Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	17.30%
Five Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.20%
First Vendor [Member] | Purchases [Member] | Vendor Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	28.98%	22.67%	39.72%
Second Vendor [Member] | Purchases [Member] | Vendor Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	20.00%	13.82%	29.96%
Third Vendor [Member] | Purchases [Member] | Vendor Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		13.09%	28.40%
One Vendor [Member] | Accounts Payable [Member] | Vendor Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	37.50%	13.70%	10.10%
Two Vendor [Member] | Accounts Payable [Member] | Vendor Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	14.37%
Three Vendor [Member] | Accounts Payable [Member] | Vendor Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.53%
Four Vendor [Member] | Accounts Payable [Member] | Vendor Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.12%